Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.03%
California–96.77%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$700	$704,999
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,010
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	25	25,030
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(b)	5.25%	07/01/2040	2,250	2,484,233
Series 2026 B, RB (INS - AGI)(a)(b)	5.25%	07/01/2044	3,250	3,565,831
Series 2026 B, RB (INS - AGI)(a)(b)	5.25%	07/01/2045	4,000	4,349,398
California (State of);
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	20	20,000
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	5	5,000
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,051
Series 1997, GO Bonds	5.13%	10/01/2027	10	10,020
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,010
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,010
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,750	2,984,731
Series 2023, GO Bonds	5.00%	10/01/2045	5,000	5,379,964
Series 2025, GO Bonds	5.00%	08/01/2045	3,000	3,293,588
Series 2025, GO Bonds	5.00%	11/01/2045	5,000	5,455,284
Series 2025, Ref. GO Bonds	5.00%	08/01/2045	9,750	10,704,160
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(c)	5.25%	04/01/2030	1,930	2,040,095
Series 2024 F, RB(c)	5.00%	11/01/2032	18,000	19,171,953
Series 2024, RB(c)	5.00%	04/01/2032	5,000	5,305,595
Series 2024, RB(c)	5.00%	08/01/2032	2,500	2,571,899
Series 2024, RB(c)	5.00%	10/01/2032	10,000	10,428,831
Series 2025 E, RB(c)	5.00%	05/01/2035	5,000	5,408,903
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,310,729
Series 2023 D, RB(c)	5.50%	11/01/2028	5,000	5,223,378
Series 2025, RB(c)	5.00%	07/01/2034	10,000	10,192,518
Series 2026, RB	5.00%	03/01/2036	10,000	10,517,874
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	617,116
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	3,335	3,286,050
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	3,455	3,460,307
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	660	660,000
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	5,205	4,679,169
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	165	165,000
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	165	165,000
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	6,000	6,048,298
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2030	710	719,318
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,000,335
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(d)	6.00%	06/01/2043	4,690	4,704,382
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(d)	5.00%	06/01/2034	1,000	1,049,879
Series 2024 A, RB(d)	5.00%	06/01/2044	2,300	2,331,415
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(d)	5.00%	06/01/2034	$500	$522,174
Series 2024, RB(d)	5.00%	06/01/2044	750	757,927
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	1,310	1,323,005
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,757,645
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	4,135	3,872,746
California (State of) Health Facilities Financing Authority (City of Hope); Series 2019, RB	5.00%	11/15/2049	2,000	2,003,654
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,507,998
Series 2020, Ref. RB(c)(e)	4.00%	04/01/2030	35	37,007
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2040	700	730,360
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	500,747
Series 2014 A, RB	5.00%	10/01/2030	700	701,009
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,422,852
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,002,900
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	8,000	8,022,477
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,540,670
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	7,295	7,454,300
California (State of) Housing Finance Agency (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,171	5,134,977
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2025 C, RB(b)(c)(d)	3.50%	11/02/2026	10,000	9,998,188
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(d)	12.00%	11/02/2026	1,445	809,200
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,518,323
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	918,949
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	747,184
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	918,572
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB(e)	5.00%	07/01/2026	5,000	5,010,418
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	9,983	9,862,316
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,000,611
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2048	1,500	1,451,500
California (State of) Municipal Finance Authority (Bold Program);
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,319,571
Series 2021 B, RB	4.00%	09/01/2041	915	878,649
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(d)	5.00%	11/01/2046	5,500	5,371,353
Series 2025 A, Ref. RB(d)	5.00%	11/01/2035	2,165	2,282,124
Series 2025 A, Ref. RB(d)	5.13%	11/01/2040	2,700	2,812,010
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,668,006
Series 2018, RB	5.00%	05/15/2037	2,500	2,579,196
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,219,723
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,089,612
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,314,327
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	1,972,780
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,697,754
California (State of) Municipal Finance Authority (Clay Lacy Aviation Facilities - John Wayne Airport); Series 2026, RB(b)(d)	5.00%	01/01/2041	2,375	2,455,523
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	$3,000	$3,034,410
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,437,624
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,536,010
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,019,532
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,514,020
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,781,030
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,031,271
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,014,876
Series 2017 A, Ref. RB	5.00%	02/01/2047	4,180	4,184,489
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,189,338
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2036	1,410	1,533,689
Series 2024, Ref. RB	5.00%	11/15/2037	10	10,830
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	2,984,304
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,009,333
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	8,385	8,634,938
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	6,683,277
Series 2018 A, RB(b)	5.00%	12/31/2043	9,500	9,633,011
Series 2018, RB(b)	5.00%	12/31/2035	2,700	2,771,403
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,825	1,825,505
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates); Series 2019, RB (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	3,000	3,068,122
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,189
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,257
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,004,770
Series 2017 A, RB	5.25%	11/01/2029	750	754,254
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The));
Series 2018 A, RB(d)	5.00%	07/01/2049	1,500	1,416,665
Series 2018, RB(d)	5.00%	07/01/2038	600	603,215
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	385	393,530
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(d)	5.00%	06/01/2034	500	512,239
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(b)	4.00%	07/15/2029	15,430	15,563,885
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	3,150	3,169,900
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(b)(d)(f)(g)	7.50%	07/01/2032	4,000	45,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(b)(d)(f)(g)	7.50%	07/01/2032	630	7,088
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2030	5,000	5,002,881
Series 2012, RB(b)(d)	5.00%	07/01/2037	1,000	1,000,109
Series 2012, RB(b)(d)	5.00%	11/21/2045	10,000	10,001,106
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(b)(d)	5.00%	07/01/2036	1,000	1,077,536
Series 2023, RB(b)(d)	5.00%	07/01/2037	2,500	2,687,955
Series 2023, RB(b)(d)	5.00%	07/01/2038	2,500	2,674,306
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	07/01/2039	1,500	1,538,455
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	1,030	1,050,404
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(b)	4.25%	12/01/2027	3,000	3,040,027
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(d)	4.25%	07/01/2030	940	925,162
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	7,900	8,143,916
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	5.00%	11/15/2036	500	506,417
Series 2021, RB(d)	5.00%	11/15/2051	1,400	1,270,910
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(d)	5.00%	06/15/2040	$1,060	$1,060,485
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(d)	5.00%	07/01/2036	575	570,791
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2029	35	35,123
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	25	25,130
California (State of) Public Works Board (Various Capital); Series 2024, Ref. RB	5.00%	09/01/2038	500	565,386
California (State of) School Finance Authority; Series 2024 A, RB(d)	5.50%	06/01/2043	2,165	2,190,597
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2015, RB(d)	5.00%	07/01/2030	1,265	1,243,192
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(d)	5.00%	08/01/2040	3,000	3,020,494
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2017 A, Ref. RB(d)	4.00%	10/01/2027	800	801,809
Series 2017, Ref. RB(d)	5.00%	10/01/2037	1,485	1,496,763
Series 2020 A, RB(d)	5.00%	10/01/2050	2,000	1,904,415
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(d)(e)	5.50%	07/01/2027	110	112,197
Series 2017, RB(d)	5.50%	07/01/2027	75	72,877
Series 2017, RB(d)	6.25%	07/01/2037	1,295	1,213,061
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(d)	5.00%	07/01/2043	2,000	2,000,018
Series 2024, RB(d)	5.00%	07/01/2031	295	314,763
Series 2024, RB(d)	5.00%	07/01/2032	310	329,586
Series 2024, RB(d)	5.00%	07/01/2033	325	344,091
California (State of) School Finance Authority (Green Dot Public Schools); Series 2015 A, RB(d)	5.00%	08/01/2045	1,500	1,498,233
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(d)	5.00%	07/01/2032	1,705	1,720,715
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(d)	5.00%	07/01/2035	500	500,347
Series 2019 A, RB(d)	5.00%	07/01/2054	3,150	3,099,658
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(d)	5.00%	07/01/2039	1,325	1,359,777
California (State of) School Finance Authority (Magnolia Public Schools); Series 2025, RN(d)	4.40%	12/01/2026	2,500	2,503,138
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(d)	5.00%	06/01/2039	740	740,075
California (State of) Statewide Communities Development Authority; Series 2020 B, RB	4.00%	09/02/2026	115	115,059
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2044	400	416,844
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2039	5,420	5,445,657
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2031	175	177,332
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,395,798
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	645	645,728
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,000,488
Series 2018 A, Ref. RB	5.00%	12/01/2053	2,000	2,002,364
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,638,003
Series 2024 A, Ref. RB	5.00%	12/01/2039	2,345	2,619,369
Series 2024 A, Ref. RB	5.25%	12/01/2042	3,650	4,099,593
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(d)	5.00%	06/01/2036	5,000	5,002,777
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,002,476
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB (Acquired 01/16/2019-08/19/2024; Cost $1,531,984)(d)(g)	5.00%	07/01/2029	1,495	1,520,209
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	$3,515	$3,518,536
Series 2021 C-1, RB	2.25%	09/02/2026	460	456,468
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,119,451
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,502,007
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,280	1,303,886
Series 2002 B, RB	6.00%	05/01/2043	750	751,709
Series 2002, RB	6.00%	05/01/2043	750	764,002
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	206,424
Central Valley Energy Authority;
Series 2025, RB(c)	5.00%	08/01/2035	5,000	5,378,135
Series 2026, RB	5.00%	08/01/2034	4,000	4,297,125
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,505,190
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,014
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,693,583
Downey (City of), CA Community Development Commission (Downey Redevelopment); Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	20	20,057
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,834
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,379
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	291,458
Series 2017, RB	5.00%	09/01/2029	175	178,789
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	1,000	1,061,261
Series 2024, RB	5.00%	09/01/2044	2,210	2,284,503
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(b)	5.00%	07/01/2053	6,570	6,724,249
Fresno (City of), CA Joint Powers Financing Authority (Master Lease); Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2032	500	509,494
Fullerton Joint Union High School District (Election of 2024); Series 2026 B, GO Bonds	5.50%	08/01/2045	2,930	3,373,598
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(e)	5.00%	06/01/2027	1,850	1,897,038
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	225,385
Series 2021, Ref. RB	4.00%	09/01/2028	255	259,182
Series 2021, Ref. RB	4.00%	09/01/2032	335	338,955
Series 2021, Ref. RB	4.00%	09/01/2035	400	400,243
Series 2021, Ref. RB	4.00%	09/01/2036	200	198,712
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,687,686
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,314,806
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	10	10,067
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,705
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,525
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	735	735,784
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,485,755
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,105,314
Independent Cities Finance Authority; Series 2014 A, Ref. RB	5.25%	05/15/2049	100	100,041
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2044	5,000	5,044,634
Irvine Ranch Water District; Series 2009 A, VRD RB (LOC - Bank of America, N.A.)(h)(i)	1.30%	10/01/2041	7,000	7,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	$100	$101,919
Series 2021 A, RB	4.00%	09/01/2033	100	101,229
Series 2021 A, RB	4.00%	09/01/2034	165	166,963
Series 2021 A, RB	4.00%	09/01/2036	180	181,273
Series 2021 A, RB	4.00%	09/01/2039	135	134,090
Series 2021 A, RB	4.00%	09/01/2040	140	137,625
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	525,629
Long Beach (City of), CA; Series 2017 A, RB(b)	5.00%	05/15/2040	16,080	16,290,059
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	10	10,023
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	114,304
Los Angeles (City of), CA; Series 2023, Ref. RB(b)	5.00%	05/15/2038	3,300	3,551,859
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(b)	5.00%	05/15/2047	2,000	2,004,383
Series 2017, Sub. RB(b)	5.00%	05/15/2041	22,580	22,617,178
Series 2018 C, RB(b)	5.00%	05/15/2038	1,770	1,804,218
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(b)	5.00%	05/15/2048	1,625	1,640,977
Series 2020 C, RB(b)	5.00%	05/15/2045	5,000	5,140,784
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	4,000	4,027,593
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,595,276
Series 2017 C, RB	5.00%	07/01/2047	8,000	8,060,043
Los Angeles Unified School District;
Series 2026 QRR, GO Bonds	5.00%	07/01/2040	5,000	5,708,823
Series 2026 QRR, GO Bonds	5.00%	07/01/2042	5,950	6,708,649
Los Angeles Unified School District (Election of 2004); Series 2025 A-1, GO Bonds	5.00%	07/01/2043	5,000	5,571,894
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	200	206,578
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	640,029
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGI)(a)	5.00%	09/01/2027	1,285	1,287,458
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	347,198
Series 2018 B, RB	5.00%	09/01/2033	250	255,293
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	317,910
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	506,265
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	478,072
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	608,173
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,000
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	300,893
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGI)(a)	4.00%	08/01/2045	4,000	3,931,908
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	240	240,108
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	660	660,941
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,074
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,125
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	245,164
Series 2024, RB	5.00%	09/01/2032	240	256,851
Series 2024, RB	5.00%	09/01/2033	250	269,601
Series 2024, RB	5.00%	09/01/2034	265	285,540
Series 2024, RB	5.00%	09/01/2039	525	554,529
Ontario (City of), CA Public Financing Authority;
Series 2026 B, RB	5.00%	10/01/2042	810	915,498
Series 2026 B, RB	5.00%	10/01/2043	750	842,134
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia);
Series 2016 A, RB	5.00%	08/15/2031	1,350	1,354,788
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,000,965
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	$300	$300,415
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	317,614
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	255,803
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	279,499
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	301,441
Palm Springs Unified School District; Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,398
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,626,124
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,828,456
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,260,418
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,017,511
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,878
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,822,073
Series 2013, Ref. RB	5.25%	09/01/2033	200	202,839
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	5	5,031
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,058
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,919
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	3,315	3,318,893
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	501,108
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,054,553
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	165	165,607
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2035	1,000	1,151,740
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2036	1,000	1,149,304
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2037	1,000	1,138,769
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	505,360
Series 2020, RB	4.00%	09/01/2037	500	500,341
Series 2020, RB	4.00%	09/01/2040	350	341,854
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	295,832
Series 2021, RB	4.00%	09/01/2036	305	305,731
Series 2021, RB	4.00%	09/01/2037	320	319,952
Series 2021, RB	4.00%	09/01/2038	330	327,007
Series 2021, RB	4.00%	09/01/2039	345	338,170
Series 2021, RB	4.00%	09/01/2040	190	186,177
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,608,193
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,872,933
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,469,487
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2026	440	440,578
Series 2013, RB	5.00%	09/01/2027	405	405,550
Series 2013, RB	5.00%	09/01/2028	500	500,673
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	334,524
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	717,776
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	238,443
Series 2020, RB	4.00%	09/01/2035	275	277,277
Series 2020, RB	4.00%	09/01/2037	320	321,088
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds(e)	4.00%	08/01/2045	10,000	10,095,376
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,772,239
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	3,047,911
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	$1,900	$1,902,039
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2026	455	455,491
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,436
Sacramento (County of), CA; Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	6,000	6,152,545
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	590,909
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	10	10,020
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGI)(a)	5.00%	09/01/2028	285	285,575
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,151
Series 2021, Ref. RB	4.00%	09/01/2027	100	100,916
Series 2021, Ref. RB	4.00%	09/01/2028	100	101,596
Series 2021, Ref. RB	4.00%	09/01/2029	100	101,844
Series 2021, Ref. RB	4.00%	09/01/2030	100	101,766
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,954
Series 2013, Ref. RB	5.13%	09/02/2027	215	216,080
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,204
Series 2013, Ref. RB	5.38%	09/02/2029	230	231,292
Series 2013, Ref. RB	5.38%	09/02/2030	240	241,236
Series 2013, Ref. RB	5.50%	09/02/2031	250	251,313
Series 2013, Ref. RB	5.50%	09/02/2032	270	271,369
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2027	610	610,930
Series 2013, Ref. RB	5.00%	09/01/2028	640	640,953
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,946
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.00%	08/01/2043	1,880	1,946,314
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	20	20,031
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(b)	5.00%	05/01/2048	5,000	5,023,412
Second Series 2024, Ref. RB(b)	5.25%	05/01/2044	4,250	4,587,798
Series 2016, RB(b)(c)(e)	5.00%	06/02/2026	10,000	10,000,533
Series 2017 A, RB(b)	5.00%	05/01/2047	3,630	3,637,574
Series 2018 D, RB(b)	5.00%	05/01/2043	13,015	13,248,173
Series 2019 A, RB(b)	5.00%	05/01/2036	5,000	5,213,527
Series 2019 A, Ref. RB(b)(c)(e)	5.00%	01/02/2029	1,335	1,410,301
Series 2019 E, RB(b)	5.00%	05/01/2045	3,000	3,057,782
Series 2019, Ref. RB(b)(c)(e)	5.00%	01/02/2029	1,875	1,980,760
Series 2026 A, Ref. RB(b)	5.25%	05/01/2045	5,000	5,430,805
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(d)	5.00%	09/01/2027	150	153,473
Series 2022 A, RB(d)	5.00%	09/01/2032	400	429,238
Series 2022 B, RB(d)	5.00%	09/01/2032	315	338,025
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB(e)	5.00%	09/01/2026	925	930,444
San Jose (City of), CA;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	505,465
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	2,670	2,697,427
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	3,765	3,801,197
Series 2017 A, Ref. RB(b)	5.00%	03/01/2047	15,000	15,027,297
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	25,009
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(b)	5.10%	12/01/2032	2,820	2,821,050
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	6,455	6,464,222
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGI)(a)	4.25%	10/15/2026	5	5,006
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	4,475	4,460,376
Santa Barbara (County of), CA; Series 2018 B, COP(b)	5.00%	12/01/2037	7,695	7,938,360
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	$1,065	$1,067,761
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	2,460	2,461,107
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,132
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,710
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,620
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	261,767
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2036	6,000	3,445,399
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,054
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGI)(a)	5.63%	08/01/2029	770	771,678
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,121,692
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,368,309
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGI)(a)	4.00%	10/01/2034	500	500,188
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(c)	5.00%	09/01/2030	8,140	8,516,330
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,236,413
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,107,256
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,901,933
Series 2019, Ref. RB	5.00%	06/01/2048	11,715	11,569,542
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGI)(a)	4.00%	06/01/2045	1,000	1,000,336
Tahoe-Truckee Unified School District; Series 2016 B, GO Bonds(c)(e)	5.00%	08/01/2026	3,000	3,011,679
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	220,271
Series 2021, Ref. RB	4.00%	09/01/2028	260	263,642
Series 2021, Ref. RB	4.00%	09/01/2030	300	304,232
Series 2021, Ref. RB	4.00%	09/01/2032	100	100,234
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,062,750
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,687,717
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	5	5,033
Series 2002, RB	6.25%	09/01/2032	25	25,055
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	29,059
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2026	470	472,279
Series 2013, Ref. RB	5.00%	09/01/2027	490	492,481
Series 2013, Ref. RB	5.00%	09/01/2028	515	517,747
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB(c)(e)	5.00%	06/26/2026	4,155	4,161,738
University of California;
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	6,500	6,648,099
Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5,000	5,752,596
Series 2026 CF, Ref. RB	5.25%	11/15/2041	5,000	5,771,563
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	5	5,029
Series 2003 A, RB	6.13%	09/01/2034	30	30,182
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,326,423
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,926,854
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGI)(a)	5.13%	12/01/2031	20	20,045
Wells Fargo Stage Trust; Series 2026, VRD GO Bonds(d)(h)	1.90%	08/01/2036	10,000	10,000,000
West Patterson Financing Authority (Community Facilities District No. 2018-1); Series 2024, RB	5.00%	09/01/2034	710	727,565
				898,401,763
Puerto Rico–0.68%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,065	2,096,336
Series 2002, RB	5.63%	05/15/2043	335	339,693
PR Custodial Trust; Series 2003 A, GO(j)	0.00%	03/15/2049	144	14,759
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRHTA Custodial Trust;
Series 2022 G, RB(f)(j)	0.00%	12/06/2049	$19	$4,073
Series 2022 L, RB(f)(j)	0.00%	12/06/2049	265	59,065
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	215	156,834
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	187,221
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	190,590
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	0	99
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	347,795
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	149,731
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	127,341
Subseries 2022, RN(j)	0.00%	11/01/2043	110	75,857
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	197	192,244
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 09/30/2008-03/25/2024; Cost $203,891)(g)	6.63%	01/01/2027	193	192,499
Series 2023 A, RB (Acquired 09/30/2008; Cost $1,642,331)(g)	6.63%	01/01/2028	1,472	1,466,006
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,009
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5	1,825
Series 2018 A-1, RB(j)	0.00%	07/01/2051	5	1,343
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,854
Series 2018 A-1, RB	5.00%	07/01/2058	5	4,941
Series 2019 A-2, RB	4.54%	07/01/2053	46	42,927
Series 2019 A-2, RB	4.78%	07/01/2058	620	597,279
				6,256,321
Guam–0.57%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,085,971
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	3,460	3,516,561
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	705	696,226
				5,298,758
Virgin Islands–0.01%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	125,341
Total Municipal Obligations (Cost $909,577,960)				910,082,183
U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC; Exit Facility (Cost $725,000)(d)(k)	15.00%	02/28/2027	725	142,256
			Shares
Common Stocks & Other Equity Interests–0.00%
Nevada–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(k)			12,000	21,000

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(k)			34,124	0
TOTAL INVESTMENTS IN SECURITIES(l)–98.05% (Cost $910,302,960)				910,245,439
OTHER ASSETS LESS LIABILITIES–1.95%				18,106,273
NET ASSETS–100.00%				$928,351,712
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $118,337,921, which represented 12.75% of the Fund’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $115,226, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $3,230,802, which represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$910,082,183	$—	$910,082,183
U.S. Dollar Denominated Bonds & Notes	—	—	142,256	142,256
Common Stocks & Other Equity Interests	—	—	21,000	21,000
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	910,082,183	163,256	910,245,439
Other Investments - Assets
Investments Matured	—	11,250	47,092	58,342
Total Investments	$—	$910,093,433	$210,348	$910,303,781
Invesco Limited Term California Municipal Fund